other long-term liabilities	6 Months Ended
Jun. 30, 2026
other long-term liabilities
other long-term liabilities
27	other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2026	2025
Contract liabilities	24	$158	$132
Other		—	2
Deferred revenues		158	134
Pension benefit liabilities	15	465	453
Other post-employment benefit liabilities		94	98
Derivative liabilities	4(d)	112	167
Deferred capital expenditure government grants		66	66
Other		79	34
		974	952
Deferred customer activation and connection fees	24	1	3
		$975	$955